Related Parties Payable (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of nature of relationship with related parties

Name	Relationship with the Group
Yan, Keyan	Chairman, Director, and CEO
Chen, Bizhen	Wife of Yan, Keyan
KBS International	Ex-shareholder of Hongri
Shishi City Lingxiu Hongri Knitwear Factory	Company owned by Chen, Bizhen

Schedule of significant balances between group and related parties
		As at December 31,
Name	Nature	2019	2018
Yan, Keyan	Borrowing of funds	560,165	445,614
		560,165	445,614